Schedule of estimated useful lives (Details)	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]
Office Furniture And Fittings [Member]
Property, Plant and Equipment [Line Items]
Office equipment Expected useful lives	3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Office equipment Expected useful lives	3 years